FAIR VALUE MEASUREMENTS	6 Months Ended	12 Months Ended
	Aug. 31, 2016	Feb. 29, 2016
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS

In accordance with ASC 820, Fair Value Measurements, financial instruments were measured at fair value using a three-level hierarchy which maximizes use of observable inputs and minimizes use of unobservable inputs:

●	Level 1: Observable inputs such as quoted prices in active markets for identical instruments

●	Level 2: Quoted prices for similar instruments that are directly or indirectly observable in the market

●	Level 3: Significant unobservable inputs supported by little or no market activity. Financial instruments whose values are determined using pricing models, discounted cash flow methodologies, or similar techniques, for which determination of fair value requires significant judgment or estimation.

Financial instruments measured at fair value are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. At August 31, 2016 and February 29, 2016, the warrant liability and put exchange feature liability balances were classified as Level 3 instruments.

Derivative Warrant Liability

The following table sets forth the changes in the estimated fair value for our Level 3 classified derivative warrant liability:

	Note Payable Warrants	Series B Warrants	Additional Unit Private Placement Warrants	Total
Fair value at February 29, 2016	$188,351	$46,110	$-	$234,461
Additions	15,225	-	38,834	54,059
Change in fair value:	(49,874)	(11,875)	-	(61,749)
Fair value at August 31, 2016	$153,702	$34,235	$38,834	$226,771

The Series B Warrants contain an adjustment clause affecting the exercise price of the Series B warrants, which may be reduced if the Company issues shares of common stock or convertible securities at a price below the then-current exercise price of the Series B warrants. As a result, we determined that the Series B warrants were not indexed to the Company’s common stock and therefore should be recorded as a derivative liability. The Series B Warrants were measured at fair value on the issuance date using a Monte Carlo simulation and will be re-measured to fair value at each balance sheet date, and any resultant changes in fair value will be recorded in earnings. The Monte Carlo simulation as of August 31, 2016 and February 29, 2016 used the following assumptions: (1) a stock price of $1.40 and $1.80, respectively; (2) a risk free rate of 0.99% and 1.08%, respectively; (3) an expected volatility of 134% and 134%, respectively; and (4) a fundraising event to occur on October 31, 2016 and May 15, 2016, respectively, that would result in the issuance of additional common stock.

In connection with the issuance of the Promissory Note on July 31, 2015, the Company issued a warrant to purchase an aggregate of 43,636 shares of common stock.  The warrant was issued on July 31, 2015, was originally exercisable at $8.25 per share and expires on July 31, 2020. The warrant contains a full-ratchet anti-dilution price protection provision that requires liability treatment and the exercise price of this warrant was adjusted to $2.00 during the six months ended August 31, 2016. The fair value of the warrant at August 31, 2016 and February 29, 2016 was determined to be $50,228 and $64,438, respectively, as calculated using the Monte Carlo simulation. The Monte Carlo simulation as of August 31, 2016 and February 29, 2016 used the following assumptions: (1) stock price of $1.40 and $1.80, respectively; (2) a risk free rate of 1.04% and 1.13%, respectively; (3) an expected volatility of 134% and 134%, respectively; and (4) a fundraising event to occur on October 31, 2016 and May 15, 2016, respectively, that would result in the issuance of additional common stock.

In connection with the execution of the Note Amendment on February 12, 2016, the Company issued a warrant to purchase an aggregate of 43,636 shares of common stock. The warrant was issued on February 12, 2016, initially exercisable at $8.25 per share and expires on February 11, 2021. The warrant contains a full-ratchet anti-dilution price protection provision that requires liability treatment and the exercise price of this warrant was adjusted to $2.20 during the six months ended August 31, 2016. The fair value of the warrant at August 31, 2016 and February 29, 2016 was determined to be $50,877 and $68,292, respectively, as calculated using the Monte Carlo simulation. The Monte Carlo simulation as of August 31, 2016 and February 29, 2016 used the following assumptions: (1) stock price of $1.40 and $1.80, respectively; (2) a risk free rate of 1.12% and 1.20%, respectively; (3) an expected volatility of 134% and 134%, respectively; and (4) a fundraising event to occur on October 31, 2016 and May 15, 2016, respectively, that would result in the issuance of additional common stock.

In connection with the issuance of OID Notes in February 2016, the Company issued warrants to purchase an aggregate of 36,367 shares of common stock.  These warrants were issued between February 12 and 22, 2016, were initially exercisable at $8.25 per share and expire between February 11 and 21, 2021. These warrants contain a full-ratchet anti-dilution price protection provision that requires liability treatment and the exercise price of these warrants were adjusted to $2.00 during the six months ended August 31, 2016. The fair value of these warrants at August 31, 2016 and February 29, 2016 was determined to be $42,316 and $55,621, respectively, as calculated using the Monte Carlo simulation. The Monte Carlo simulation as of August 31, 2016 and February 29, 2016 used the following weighted-average assumptions: (1) stock price of $1.40 and $1.80, respectively; (2) a risk free rate of 1.12% and 1.21%, respectively; (3) an expected volatility of 134% and 134%, respectively; and (4) a fundraising event to occur on October 31, 2016 and May 15, 2016, respectively, that would result in the issuance of additional common stock.

In connection with the issuance of OID Notes in March 2016, the Company issued warrants to purchase an aggregate of 9,092 shares of common stock.  These warrants were issued between March 4 and 15, 2016, were initially exercisable at $8.25 per share and expire between March 4 and 15, 2021. These warrants contain a full-ratchet anti-dilution price protection provision that requires liability treatment and the exercise price of these warrants were adjusted to $2.00 during the six months ended August 31, 2016. The fair value of these warrants at August 31, 2016 and at issuance between March 4 and 15, 2016 was determined to be $10,281 and $15,225, respectively, as calculated using the Monte Carlo simulation. The Monte Carlo simulation as of August 31, 2016, and between March 4 and 15, 2016, used the following weighted-average assumptions: (1) stock price of $1.40 and $1.97, respectively; (2) a risk free rate of 1.12% and 1.41%, respectively; (3) an expected volatility of 134% and 136%, respectively; and (4) a fundraising event to occur on October 31, 2016 and July 31, 2016, respectively, that would result in the issuance of additional common stock.

In connection with the Additional Unit Private Placement, the Company issued warrants to purchase an aggregate of 21,875 shares of common stock.  These warrants were issued on August 31, 2016, are exercisable at $3.00 per share and expire on August 30, 2021. As described in Note 3, the Price Protection provision associated with these warrants requires liability treatment. The fair value of these warrants at August 31, 2016 was determined to be $38,834 as calculated using the Monte Carlo simulation. The Monte Carlo simulation as of August 31, 2016 used the following weighted-average assumptions: (1) stock price of $1.40; (2) a risk free rate of 1.22%; (3) an expected volatility of 134%; and (4) a fundraising event to occur on January 31, 2017, that would result in the issuance of additional common stock.

Put Exchange Feature Liability

The following table sets forth the changes in the estimated fair value for our Level 3 classified put exchange feature liabilities:

	Promissory Note, as amended	OID Notes	Total
Fair value, February 29, 2016:	$339,979	$136,423	$476,402
Additions	-	138,082	138,082
Change in fair value:	(265,438)	(191,430)	(456,868)
Fair value, August 31, 2016:	$74,541	$83,075	$157,616

The Promissory Note issued on July 31, 2015, as amended on February 12, 2016, contains a Note Voluntary Exchange provision that is a contingent put that requires liability treatment (see Note 6). The fair value of this put exchange feature at February 29, 2016 and August 31, 2016 was determined to be $339,979 and $74,541, respectively. The fair value was calculated using a probability weighted present value methodology. The significant inputs to the fair value model were 1) the timing of a Qualified Offering expected to occur in May 2016 at February 29, 2016 and October 31, 2016 at August 31, 2016; 2) the combined probability of both a Qualified Offering and a voluntary exchange to occur, which was determined to be 71% at both February 29 and August 31, 2016 and 3) a discount rate of 18%, approximating high yield distressed debt rates, used for all measurement dates.

The OID Notes issued contain an OID Note Voluntary Exchange provision that is a contingent put that requires liability treatment (see Note 6). The fair value of this put exchange feature at February 29, 2016 and August 31, 2016 was determined to be $136,423 and $83,075, respectively, as calculated using a probability weighted present value methodology. The significant inputs to the fair value model at all measurement dates were 1) the timing of a Qualified Offering expected to occur in May 2016 at February 29, 2016 and October 31, 2016 at August 31, 2016; 2) the combined probability of both a Qualified Offering and a voluntary exchange to occur, which was determined to be 81% at February 29, 2016 and 85% at August 31, 2016; and 3) a discount rate of 18%, approximating high yield distressed debt rates, used for all measurement dates.

In accordance with ASC 820, Fair Value Measurements, financial instruments were measured at fair value using a three-level hierarchy which maximizes use of observable inputs and minimizes use of unobservable inputs:

·	Level 1: Observable inputs such as quoted prices in active markets for identical instruments

·	Level 2: Quoted prices for similar instruments that are directly or indirectly observable in the market

·	Level 3: Significant unobservable inputs supported by little or no market activity. Financial instruments whose values are determined using pricing models, discounted cash flow methodologies, or similar techniques, for which determination of fair value requires significant judgment or estimation.

Financial instruments measured at fair value are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. At February 29, 2016 and February 28, 2015, the warrant liability balances of $234,461 and $273,000, respectively, were classified as Level 3 instruments.

The following table sets forth the changes in the estimated fair value for our Level 3 classified derivative warrant liability:

	Notes Payable Warrants	Series B Warrants	Total
Fair value, February 28, 2015:	$	$273,000	$273,000
Additions	311,057	-	311,057
Change in fair value:	(122,706)	(226,890)	(349,596)
Fair value, February 29, 2016:	$188,351	$46,110	$234,461

The Series B Warrants contain an adjustment clause affecting the exercise price of the Series B warrants, which may be reduced if the Company issues shares of common stock or convertible securities at a price below the then-current exercise price of the Series B warrants. As a result, we determined that the Series B warrants were not indexed to the Company’s common stock and therefore should be recorded as a derivative liability. The Series B Warrants were measured at fair value on the issuance date using a Monte Carlo simulation and will be re-measured to fair value at each balance sheet date, and any resultant changes in fair value will be recorded in earnings. The Monte Carlo simulation as of February 29, 2016 and February 28, 2015 used the following assumptions: (1) a stock price of $1.80 and $10.50, respectively; (2) a risk free rate of 1.08% and 1.50%, respectively; (3) an expected volatility of 134% and 125%, respectively; and (4) a fundraising event to occur on May 15, 2016 and September 30, 2015, respectively, that would result in the issuance of additional common stock.

In connection with the issuance of the Promissory Note on July 31, 2015, the Company issued a warrant to purchase an aggregate of 43,636 shares of common stock.  The warrant was issued on July 31, 2015, is exercisable at $8.25 per share and expires on July 31, 2020. The warrant contains a full-ratchet anti-dilution price protection provision that requires liability treatment. The fair value of the warrant at February 29, 2016 and July 31, 2015 was determined to be $64,438 and $150,544, respectively, as calculated using the Monte Carlo simulation. The Monte Carlo simulation as of February 29, 2016 and July 31, 2015 used the following assumptions: (1) stock price of $1.80 and $3.90, respectively; (2) a risk free rate of 1.13% and 1.58%, respectively; (3) an expected volatility of 134% and 128%, respectively; and (4) a fundraising event to occur on May 15, 2016 and November 30 2015, respectively, that would result in the issuance of additional common stock.

In connection with the Note Amendment on February 12, 2016, the Company issued a warrant to purchase an aggregate of 43,636 shares of common stock. The warrant was issued on February 12, 2016, is exercisable at $8.25 per share and expires on February 11, 2021. The warrant contains a full-ratchet anti-dilution price protection provision that requires liability treatment. The fair value of the warrant at February 29, 2016 and February 12, 2016 was determined to be $68,292 and $84,552, respectively, as calculated using the Monte Carlo simulation. The Monte Carlo simulation as of February 29, 2016 and February 12, 2016 used the following assumptions: (1) stock price of $1.80 and $2.35, respectively; (2) a risk free rate of 1.20% and 1.21%, respectively; (3) an expected volatility of 134% and 134%, respectively; and (4) a fundraising event to occur on May 15, 2016 that would result in the issuance of additional common stock.

In connection with the issuance of OID Notes in February 2016, the Company issued warrants to purchase an aggregate of 36,367 shares of common stock.  These warrants were issued on between February 12 and 22, 2016, are exercisable at $8.25 per share and expire between February 11 and 21, 2021. These warrants contain a full-ratchet anti-dilution price protection provision that requires liability treatment. The fair value of these warrants at February 29, 2016 and at issuance between February 12 and 22, 2016 was determined to be $55,621 and $75,961, respectively, as calculated using the Monte Carlo simulation. The Monte Carlo simulation as of February 29, 2016 and between February 12 and 22, 2016 used the following weighted-average assumptions: (1) stock price of $1.80 and $2.37, respectively; (2) a risk free rate of 1.21% and 1.22%, respectively; (3) an expected volatility of 134% and 134%, respectively; and (4) a fundraising event to occur on May 15, 2016 that would result in the issuance of additional common stock.

At February 29, 2016 and February 28, 2015, the put exchange feature liability balances of $476,402 and $0, respectively, were classified as Level 3 instruments.

The following table sets forth the changes in the estimated fair value for our Level 3 classified put exchange feature liabilities:

	Promissory Note, as amended	OID Notes	Total
Fair value, February 28, 2015:	$-	$-	$-
Additions	331,546	134,841	466,387
Change in fair value:	8,433	1,582	10,015
Fair value, February 29, 2016:	$339,979	$133,259	$476,402

The Promissory Note issued on July 31, 2015, as amended on February 12, 2016, contains a Note Voluntary Exchange provision that is a contingent put that requires liability treatment (see Note 9). The fair value of this put exchange feature at issuance on July 31, 2015, on the amendment date of February 12, 2016 and at February 29, 2016 was determined to be $227,740, $103,806, and $339,979, respectively. The fair value was calculated using a probability weighted present value methodology. The significant inputs to the fair value model were 1) the timing of a qualified offering expected to incur in November 2015 at July 31, 2015 and May 2016 at both February 12 and 29, 2016 2) the combined probability of both a qualified offering and a voluntary exchange to occur, which was determined to be 100% at July 31, 2015 and 81% at both February 12 and 29, 2016 and 3) a discount rate of 18%, approximating high yield distressed debt rates, used for all measurement dates.

The OID Notes issued between February 12 and 22, 2016 contain an OID Note Voluntary Exchange provision that is a contingent put that requires liability treatment (see Note 9). The fair value of this put exchange feature at issuance between February 12 and 22, 2016 and at February 29, 2016 and was determined to be $134,841 and $133,259, respectively, as calculated using a probability weighted present value methodology. The significant inputs to the fair value model at all measurement dates were 1) the timing of a qualified offering expected to incur in May 2016, 3) the combined probability of both a qualified offering and a voluntary exchange to occu